Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund II
Entity Central Index Key	0000890540
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000015937
Shareholder Report [Line Items]
Fund Name	Champlain Small Company Fund
Class Name	Advisor Shares
Trading Symbol	CIPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Advisor Shares of the Champlain Small Company Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cipvt.com/documents/. You can also request this information by contacting us at 1-866-773-3238.
Additional Information Phone Number	1-866-773-3238
Additional Information Website	https://cipvt.com/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Small Company Fund, Advisor Shares	$62	1.25%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.25%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
AssetsNet	$ 2,337,074,811
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 9,676,823
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,337,074,811	72	$9,676,823	20%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Materials	3.0%
Cash Equivalents	3.0%
Consumer Discretionary	6.5%
Consumer Staples	13.1%
Health Care	17.3%
Financials	18.0%
Information Technology	18.6%
Industrials	20.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Globus Medical, Class A	2.9%
Baldwin Insurance Group, Class A	2.6%
John Bean Technologies	2.5%
Simply Good Foods	2.4%
MSA Safety	2.4%
ESCO Technologies	2.3%
Pure Storage, Class A	2.2%
Nutanix, Class A	2.1%
MGP Ingredients	2.1%
Smartsheet, Class A	2.1%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-773-3238
Updated Prospectus Web Address	https://cipvt.com/documents/
C000173316
Shareholder Report [Line Items]
Fund Name	Champlain Small Company Fund
Class Name	Institutional Shares
Trading Symbol	CIPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the Champlain Small Company Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cipvt.com/documents/. You can also request this information by contacting us at 1-866-773-3238.
Additional Information Phone Number	1-866-773-3238
Additional Information Website	https://cipvt.com/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Small Company Fund, Institutional Shares	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
AssetsNet	$ 2,337,074,811
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 9,676,823
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,337,074,811	72	$9,676,823	20%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Materials	3.0%
Cash Equivalents	3.0%
Consumer Discretionary	6.5%
Consumer Staples	13.1%
Health Care	17.3%
Financials	18.0%
Information Technology	18.6%
Industrials	20.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Globus Medical, Class A	2.9%
Baldwin Insurance Group, Class A	2.6%
John Bean Technologies	2.5%
Simply Good Foods	2.4%
MSA Safety	2.4%
ESCO Technologies	2.3%
Pure Storage, Class A	2.2%
Nutanix, Class A	2.1%
MGP Ingredients	2.1%
Smartsheet, Class A	2.1%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-773-3238
Updated Prospectus Web Address	https://cipvt.com/documents/
C000065363
Shareholder Report [Line Items]
Fund Name	Champlain Mid Cap Fund
Class Name	Advisor Shares
Trading Symbol	CIPMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Advisor Shares of the Champlain Mid Cap Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cipvt.com/documents/. You can also request this information by contacting us at 1-866-773-3238.
Additional Information Phone Number	1-866-773-3238
Additional Information Website	https://cipvt.com/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Mid Cap Fund, Advisor Shares	$55	1.09%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
AssetsNet	$ 5,340,560,362
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 19,562,409
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$5,340,560,362	59	$19,562,409	19%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalents	3.3%
Consumer Discretionary	6.5%
Consumer Staples	12.4%
Financials	15.6%
Industrials	18.2%
Health Care	22.0%
Information Technology	22.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Fortive	3.3%
Okta, Class A	3.3%
Everest Group	3.2%
AMETEK	3.2%
Ryan Specialty Holdings, Class A	2.6%
Edwards Lifesciences	2.5%
Pure Storage, Class A	2.3%
McCormick	2.3%
Rockwell Automation	2.2%
Toast, Class A	2.1%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-773-3238
Updated Prospectus Web Address	https://cipvt.com/documents/
C000096284
Shareholder Report [Line Items]
Fund Name	Champlain Mid Cap Fund
Class Name	Institutional Shares
Trading Symbol	CIPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the Champlain Mid Cap Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cipvt.com/documents/. You can also request this information by contacting us at 1-866-773-3238.
Additional Information Phone Number	1-866-773-3238
Additional Information Website	https://cipvt.com/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Mid Cap Fund, Institutional Shares	$42	0.84%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
AssetsNet	$ 5,340,560,362
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 19,562,409
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$5,340,560,362	59	$19,562,409	19%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalents	3.3%
Consumer Discretionary	6.5%
Consumer Staples	12.4%
Financials	15.6%
Industrials	18.2%
Health Care	22.0%
Information Technology	22.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Fortive	3.3%
Okta, Class A	3.3%
Everest Group	3.2%
AMETEK	3.2%
Ryan Specialty Holdings, Class A	2.6%
Edwards Lifesciences	2.5%
Pure Storage, Class A	2.3%
McCormick	2.3%
Rockwell Automation	2.2%
Toast, Class A	2.1%
Footnote	Description
Footnote(A)	Excludes short-term investments used for cash management purposes.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-773-3238
Updated Prospectus Web Address	https://cipvt.com/documents/
C000245657
Shareholder Report [Line Items]
Fund Name	Champlain Strategic Focus Fund
Class Name	Institutional Shares
Trading Symbol	CIPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Shares of the Champlain Strategic Focus Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://cipvt.com/documents/. You can also request this information by contacting us at 1-866-773-3238.
Additional Information Phone Number	1-866-773-3238
Additional Information Website	https://cipvt.com/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Champlain Strategic Focus Fund, Institutional Shares	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
AssetsNet	$ 2,582,865
Holdings Count | Holding	23
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$2,582,865	23	$0	12%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.9%
Consumer Discretionary	8.2%
Financials	9.4%
Industrials	20.7%
Health Care	25.6%
Information Technology	37.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Pure Storage, Class A	8.8%
Mettler Toledo International	6.2%
Fortive	6.2%
Rockwell Automation	5.4%
Dexcom	5.3%
ServiceNow	5.2%
Bio-Techne	5.1%
Okta, Class A	5.0%
Waters	4.9%
Everest Group	4.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-773-3238
Updated Prospectus Web Address	https://cipvt.com/documents/